Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 67,507	$ 210,488
Sales of FTTPS [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	58,194	173,572
Sales of Medical Auxiliary Supplies [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 9,313	$ 36,916